Reconciliation of expected losses of financial assets at FVOCI (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA	R$ 301,284	R$ 393,685	R$ 109,904
Transferred to Stage 1	(1,932)
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2	1,932
New assets originated or purchased/Assets settled or paid	(92,401)	283,781
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA	129,812	225,081	97,964
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2	1,932
New assets originated or purchased/Assets settled or paid	(97,201)	127,117
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA	6,180	1,931	3,176
Transferred to Stage 1	(1,932)
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
New assets originated or purchased/Assets settled or paid	6,181	(1,245)
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to VJORA	165,292	166,673	R$ 8,764
Transferred to Stage 1
Transferred to Stage 2
Transfer from Stage 1
Transfer from Stage 2
New assets originated or purchased/Assets settled or paid	R$ (1,381)	R$ 157,909